RELATED PARTY TRANSACTIONS AND BALANCES - Summary of transactions with related parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2019 USD ($)
Related Party Transaction [Line Items]
Services provided by the related parties	¥ 139,026	¥ 210,963	¥ 91,912
Amounts due from related parties	5,587	22,505		$ 782
Amounts due to related parties	3,121	32,219		$ 437
Purchases of property and equipment from Xulong
Related Party Transaction [Line Items]
Services provided by the related parties	12,205	77,676	6,040
Labor outsourcing service expense to Laiguan
Related Party Transaction [Line Items]
Services provided by the related parties	43,003	48,861	35,947
Labor outsourcing service expense to Qingji
Related Party Transaction [Line Items]
Services provided by the related parties	41,180	19,258
Value-added service cost to Robot
Related Party Transaction [Line Items]
Services provided by the related parties	28,336	42,352	3,266
Storage and logistic service expense to Xulong
Related Party Transaction [Line Items]
Services provided by the related parties	4,582	14,298	6,218
Marketing service expense to Xulong
Related Party Transaction [Line Items]
Services provided by the related parties	9,720	8,364
Research and development expense to Robot
Related Party Transaction [Line Items]
Services provided by the related parties		154	¥ 40,441
Shanghai Qingke Robot Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties		8,969
Shanghai Q&K Fashion Life Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties		7,978
Shanghai Yijia Chuangye Investment Center LLP
Related Party Transaction [Line Items]
Amounts due from related parties	4,400	4,400
Shanghai Laiguan Property Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	1,024	988
Shanghai Youzhen Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	125	125
Shanghai Qingji Property Management Co., Ltd. ("Qingji")
Related Party Transaction [Line Items]
Amounts due to related parties	743
Others
Related Party Transaction [Line Items]
Amounts due from related parties	38	45
Amounts due to related parties	12
Shanghai Xulong Trading Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		31,470
Shanghai Yijia Property Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 2,366	¥ 749